SCHEDULE OF INFORMATION ABOUT CLASSES OF SHARE CAPITAL (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 02, 2023	Mar. 30, 2023	Feb. 21, 2023	Jan. 13, 2023	Jan. 10, 2023	Sep. 03, 2020	Sep. 02, 2020
IfrsStatementLineItems [Line Items]
Preferred shares authorized capital	50,000,000	50,000,000
Ordinary shares						977,755
Number of shares outstanding	3,251,917	805,785	597,610			10,035,188			3,100,000	9,200,000
Number of shares outstanding beginning	805,785	597,610
Number of shares issued	1,062,472	166,667		2,083,333	5,681,820		1,234,568	1,625,000
Shares issued by exercise of warrants	70,867		685,339
Number of shares, equity compensation	1,312,793	41,508
Number of shares outstanding ending	3,251,917	805,785	597,610
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	200,000,000	200,000,000
Number of shares issued						200,000,000
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	50,000,000	50,000,000
Number of shares issued						50,000,000